Segment reporting - Summary of the Company's Main Customers (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,653,223	$ 257,384	$ 12,491,193	$ 1,274,624	$ 7,374,876	$ 792,254	$ 48,160
Trade receivables	$ 11,501,265		$ 11,501,265		4,072,701
Customer A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue					42	67	0
Trade receivables					53	90	0
Customer B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue					52	0	0
Trade receivables					$ 45	$ 0	$ 0